NET INCOME PER COMMON SHARE	12 Months Ended
Dec. 30, 2017
NET INCOME PER COMMON SHARE
NET INCOME PER COMMON SHARE

NOTE 10. NET INCOME PER COMMON SHARE

        Net income per common share was computed as follows:

(In millions, except per share amounts)		2017	2016	2015

(A)	Income from continuing operations	$281.8	$320.7	$274.4
(B)	Loss from discontinued operations, net of tax	–	–	(.1)

(C)	Net income available to common shareholders	$281.8	$320.7	$274.3

(D)	Weighted average number of common shares outstanding	88.3	89.1	91.0
	Dilutive shares (additional common shares issuable under stock-based awards)	1.8	1.6	1.9

(E)	Weighted average number of common shares outstanding, assuming dilution	90.1	90.7	92.9

Net income per common share:
Continuing operations (A) ÷ (D)		$3.19	$3.60	$3.01
Discontinued operations (B) ÷ (D)		–	–	–

Net income per common share (C) ÷ (D)		$3.19	$3.60	$3.01

Net income per common share, assuming dilution:
Continuing operations (A) ÷ (E)		$3.13	$3.54	$2.95
Discontinued operations (B) ÷ (E)		–	–	–

Net income per common share, assuming dilution (C) ÷ (E)		$3.13	$3.54	$2.95

        Certain stock-based compensation awards were not included in the computation of net income per common share, assuming dilution, because they would not have had a dilutive effect. Stock-based compensation awards excluded from the computation were not significant in 2017. Stock-based compensation awards excluded from the computation totaled approximately .2 million shares in 2016 and 1 million shares in 2015.